CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.30%
CLOSED-END FUNDS - 12.06%
CONVERTIBLE SECURITY FUNDS - 0.30%
Bancroft Fund Ltd.	22,369	$352,759
Ellsworth Growth and Income Fund Ltd.	49,175	395,859
Virtus Convertible & Income Fund	445,710	1,386,159
Virtus Convertible & Income Fund II	300,274	828,756
Virtus Diversified Income & Convertible Fund	53,950	1,006,707
Virtus Equity & Convertible Income Fund	26,260	522,311
		4,492,551
DEVELOPED MARKET - 0.02%
Japan Smaller Capitalization Fund, Inc.	44,232	314,490

DIVERSIFIED EQUITY - 3.04%
Adams Diversified Equity Fund, Inc.	815,430	13,568,754
Eaton Vance Tax-Advantaged Dividend Income Fund	254,988	5,400,646
Gabelli Dividend & Income Trust (The)	556,724	10,822,715
General American Investors Company, Inc.	183,718	7,558,159
Liberty All-Star® Growth Fund, Inc.	332,635	1,643,217
Royce Value Trust, Inc.	345,616	4,448,078
Tri-Continental Corporation	54,200	1,441,178
		44,882,747
GLOBAL - 1.00%
abrdn Global Dynamic Dividend Fund	25,250	218,665
abrdn Total Dynamic Dividend Fund	66,781	504,864
Clough Global Dividend and Income Fund	104,787	520,791
Clough Global Equity Fund	165,742	908,267
Clough Global Opportunities Fund	257,384	1,140,211
Eaton Vance Tax-Advantaged Global Dividend Income Fund	365,575	5,622,544
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	144,869	3,092,953
Gabelli Global Small and Mid Cap Value Trust (The)	14,769	153,007

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
GLOBAL - 1.00% (Continued)
GDL Fund (The)	97,245	$753,649
John Hancock Tax-Advantaged Global Shareholder Yield Fund	39,551	174,024
Lazard Global Total Return and Income Fund, Inc.	99,013	1,370,340
Miller/Howard High Income Equity Fund	13,883	137,719
Royce Global Value Trust, Inc.	20,036	174,524
		14,771,558
INCOME & PREFERRED STOCK - 0.22%
Calamos Long/Short Equity & Dynamic Income Trust	109,557	1,620,348
LMP Capital and Income Fund Inc.	134,066	1,675,825
		3,296,173
NATURAL RESOURCES - 0.54%
Adams Natural Resources Fund, Inc.	285,188	6,593,546
First Trust Energy Income and Growth Fund	58,640	771,116
NXG NextGen Infrastructure Income Fund	11,634	436,275
Tortoise Energy Independence Fund, Inc.	3,192	101,091
		7,902,028
OPTION ARBITRAGE/OPTIONS STRATEGIES - 3.13%
BlackRock Enhanced Equity Dividend Trust	353,550	2,690,516
BlackRock Enhanced Global Dividend Trust	314,453	2,965,292
BlackRock Enhanced International Dividend Trust	51,687	257,918
Eaton Vance Enhanced Equity Income Fund	14,326	227,067
Eaton Vance Enhanced Equity Income Fund II	384,048	6,597,945
Eaton Vance Risk-Managed Diversified Equity Income Fund	221,793	1,703,370
Eaton Vance Tax-Managed Buy-Write Income Fund	183,005	2,307,693
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	574,849	6,880,942
Eaton Vance Tax-Managed Diversified Equity Income Fund	104,600	1,207,084
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	481,296	3,677,101
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	781,503	5,759,677
Nuveen Core Equity Alpha Fund	7,836	97,401
Nuveen Dow 30SM Dynamic Overwrite Fund	225,994	3,096,118

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 3.13% (Continued)
Nuveen Nasdaq 100 Dynamic Overwrite Fund	114,775	$2,578,994
Nuveen S&P 500 Buy-Write Income Fund	88,575	1,121,360
Nuveen S&P 500 Dynamic Overwrite Fund	67,100	994,422
Virtus Dividend, Interest & Premium Strategy Fund	316,715	3,588,380
Voya Global Equity Dividend and Premium Opportunity Fund	119,115	583,664
		46,334,944
REAL ESTATE - 0.54%
Cohen & Steers Quality Income Realty Fund, Inc.	439,946	4,452,253
Cohen & Steers Real Estate Opportunities and Income Fund	79,569	1,038,375
Cohen & Steers Total Return Realty Fund, Inc.	78,477	822,439
Neuberger Berman Real Estate Securities Income Fund Inc.	240,244	670,281
Nuveen Real Estate Income Fund	150,725	1,009,858
		7,993,206
SECTOR EQUITY - 2.83%
BlackRock Health Sciences Term Trust	566,231	8,159,389
BlackRock Innovation & Growth Trust	1,848,502	12,865,574
Gabelli Healthcare & WellnessRx Trust (The)	166,170	1,425,739
GAMCO Natural Resources, Gold & Income Trust	55,532	274,328
Neuberger Berman Next Generation Connectivity Fund Inc.	644,075	6,711,262
Nuveen Real Asset Income and Growth Fund	276,376	2,935,113
Tekla Healthcare Investors	270,948	4,213,241
Tekla Healthcare Opportunities Fund	222,883	3,784,553
Tekla Life Sciences Investors	116,432	1,451,907
		41,821,106
UTILITY - 0.44%
abrdn Global Infrastructure Income Fund	123,196	1,983,456
Allspring Utilities and High Income Fund	38,357	335,240
BlackRock Utilities, Infrastructure & Power Opportunities Trust	33,823	670,710
Cohen & Steers Infrastructure Fund Inc.	116,481	2,280,698
Duff & Phelps Utility and Infrastructure Fund Inc.	133,665	1,152,192

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
UTILITY - 0.44% (Continued)
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	20,754	$144,033
		6,566,329

TOTAL CLOSED-END FUNDS		178,375,132

COMMUNICATION SERVICES - 8.12%
Alphabet Inc. - Class C *	478,300	63,063,855
Comcast Corporation - Class A	152,200	6,748,548
Meta Platforms, Inc. - Class A *	89,500	26,868,795
Netflix, Inc. *	17,600	6,645,760
T-Mobile US, Inc. *	50,000	7,002,500
Verizon Communications Inc.	122,000	3,954,020
Walt Disney Company (The) *	71,300	5,778,865
		120,062,343
CONSUMER DISCRETIONARY - 8.90%
Amazon.com, Inc. *	411,000	52,246,320
AutoZone, Inc. *	700	1,777,993
Booking Holdings Inc. *	1,700	5,242,715
Chipotle Mexican Grill, Inc. *	1,100	2,015,013
eBay Inc.	38,000	1,675,420
General Motors Company	51,000	1,681,470
Hilton Worldwide Holdings Inc.	15,200	2,282,736
Home Depot, Inc. (The)	29,000	8,762,640
Lowe's Companies, Inc.	25,600	5,320,704
McDonald's Corporation	21,000	5,532,240
NIKE, Inc. - Class B	44,100	4,216,842
O'Reilly Automotive, Inc. *	3,000	2,726,580
Ross Stores, Inc.	18,800	2,123,460
Starbucks Corporation	33,500	3,057,545
Tesla, Inc. *	115,000	28,775,300
TJX Companies, Inc. (The)	46,500	4,132,920
		131,569,898
CONSUMER STAPLES - 6.40%
Altria Group, Inc.	42,900	1,803,945
Archer-Daniels-Midland Company	11,400	859,788

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 6.40% (Continued)
Coca-Cola Company (The)	265,000	$14,834,700
Colgate-Palmolive Company	23,531	1,673,289
Constellation Brands, Inc. - Class A	3,800	955,054
Costco Wholesale Corporation	29,900	16,892,304
Dollar General Corporation	10,100	1,068,580
General Mills, Inc.	12,400	793,476
Hershey Company (The)	6,100	1,220,488
Keurig Dr Pepper Inc.	29,200	921,844
Kimberly-Clark Corporation	7,200	870,120
Kraft Heinz Company (The)	19,900	669,436
Mondelēz International, Inc. - Class A	38,600	2,678,840
Monster Beverage Corporation *	60,000	3,177,000
PepsiCo, Inc.	56,600	9,590,304
Philip Morris International Inc.	64,900	6,008,442
Procter & Gamble Company (The)	84,500	12,325,170
Target Corporation	12,400	1,371,068
Walmart Inc.	106,000	16,952,580
		94,666,428
ENERGY - 3.31%
Chevron Corporation	57,600	9,712,512
ConocoPhillips	40,000	4,792,000
Devon Energy Corporation	50,000	2,385,000
EOG Resources, Inc.	3,100	392,956
Exxon Mobil Corporation	175,100	20,588,258
Halliburton Company	4,700	190,350
Hess Corporation	1,600	244,800
Kinder Morgan, Inc. - Class P	160,000	2,652,800
Marathon Petroleum Corporation	2,200	332,948
Occidental Petroleum Corporation	50,900	3,302,392
Phillips 66	2,400	288,360
Pioneer Natural Resources Company	13,800	3,167,790
Schlumberger Limited	7,300	425,590
Valero Energy Corporation	1,800	255,078
Williams Companies, Inc. (The)	6,200	208,878
		48,939,712

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS - 4.26%
Energy Select Sector SPDR® Fund (The)	61,200	$5,531,868
Invesco QQQ TrustSM, Series 1	73,200	26,225,364
Technology Select Sector SPDR® Fund (The)	141,500	23,196,095
Vanguard Information Technology Index Fund ETF	19,377	8,039,517
		62,992,844
FINANCIALS - 11.61%
Aflac Incorporated	24,100	1,849,675
American Express Company	29,700	4,430,943
American International Group, Inc.	14,600	884,760
Aon plc - Class A	12,400	4,020,328
Arthur J. Gallagher & Co.	13,000	2,963,090
Bank of America Corporation	365,200	9,999,176
Berkshire Hathaway Inc. - Class B *	65,300	22,874,590
BlackRock, Inc.	6,000	3,878,940
Capital One Financial Corporation	8,300	805,515
Charles Schwab Corporation (The)	92,500	5,078,250
Chubb Limited	16,600	3,455,788
Citigroup Inc.	78,800	3,241,044
CME Group Inc.	14,400	2,883,168
Fiserv, Inc. *	20,800	2,349,568
Goldman Sachs Group, Inc. (The)	13,500	4,368,195
Intercontinental Exchange, Inc.	22,300	2,453,446
JPMorgan Chase & Co.	137,800	19,983,756
Marsh & McLennan Companies, Inc.	19,700	3,748,910
Mastercard Incorporated - Class A	40,400	15,994,764
MetLife, Inc.	30,700	1,931,337
Moody's Corporation	10,800	3,414,636
Morgan Stanley	79,200	6,468,264
MSCI Inc.	5,800	2,975,864
PayPal Holdings, Inc. *	52,700	3,080,842
PNC Financial Services Group, Inc.	16,300	2,001,151
Progressive Corporation (The)	32,500	4,527,250
S&P Global Inc.	12,800	4,677,248
Travelers Companies, Inc. (The)	4,800	783,888
Truist Financial Corporation	27,700	792,497
U.S. Bancorp	62,700	2,072,862

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
FINANCIALS - 11.61% (Continued)
Visa, Inc. - Class A	76,200	$17,526,762
Wells Fargo & Company	149,000	6,088,140
		171,604,647
HEALTH CARE - 11.34%
Abbott Laboratories	53,200	5,152,420
AbbVie Inc.	57,600	8,585,856
Amgen Inc.	16,000	4,300,160
Becton, Dickinson and Company	3,100	801,443
Biogen Inc. *	8,700	2,235,987
Boston Scientific Corporation *	71,000	3,748,800
Bristol-Myers Squibb Company	102,000	5,920,080
Centene Corporation *	5,600	385,728
Cigna Group (The)	14,800	4,233,836
CVS Health Corporation	13,600	949,552
Danaher Corporation	33,800	8,385,780
DexCom, Inc. *	29,300	2,733,690
Edwards Lifesciences Corporation *	6,800	471,104
Elevance Health, Inc.	11,600	5,050,872
Eli Lilly and Company	34,400	18,477,272
Gilead Sciences, Inc.	67,300	5,043,462
HCA Healthcare, Inc.	13,800	3,394,524
Humana Inc.	7,400	3,600,248
IDEXX Laboratories, Inc. *	1,000	437,270
Intuitive Surgical, Inc. *	8,000	2,338,320
IQVIA Holdings Inc. *	13,100	2,577,425
Johnson & Johnson	80,900	12,600,175
McKesson Corporation	7,600	3,304,860
Medtronic plc	36,000	2,820,960
Merck & Co., Inc.	107,200	11,036,240
Mettler-Toledo International Inc. *	2,000	2,216,140
Moderna, Inc. *	4,600	475,134
Pfizer Inc.	171,900	5,701,923
Regeneron Pharmaceuticals, Inc. *	5,600	4,608,576
Stryker Corporation	18,000	4,918,860
Thermo Fisher Scientific Inc.	11,600	5,871,572
UnitedHealth Group Incorporated	39,300	19,814,667

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE - 11.34% (Continued)
Vertex Pharmaceuticals Incorporated *	12,900	$4,485,846
Zoetis, Inc.	5,100	887,298
		167,566,080
INDUSTRIALS - 7.61%
3M Company	10,900	1,020,458
Automatic Data Processing, Inc.	8,100	1,948,698
Boeing Company (The) *	42,500	8,146,400
Carrier Global Corporation	15,600	861,120
Caterpillar Inc.	35,100	9,582,300
Cintas Corporation	2,000	962,020
CSX Corporation	165,100	5,076,825
Deere & Company	17,900	6,755,102
Eaton Corporation plc	7,900	1,684,912
Emerson Electric Co.	39,900	3,853,143
FedEx Corporation	5,000	1,324,600
General Dynamics Corporation	20,000	4,419,400
General Electric Company	31,300	3,460,215
Honeywell International Inc.	49,000	9,052,260
Illinois Tool Works Inc.	19,600	4,514,076
Johnson Controls International plc	13,500	718,335
Lockheed Martin Corporation	17,500	7,156,800
Norfolk Southern Corporation	17,300	3,406,889
Northrop Grumman Corporation	3,000	1,320,570
Old Dominion Freight Line, Inc.	2,200	900,108
PACCAR Inc.	35,100	2,984,202
Parker-Hannifin Corporation	2,500	973,800
Paychex, Inc.	7,000	807,310
Raytheon Technologies Corporation	99,300	7,146,621
Republic Services, Inc.	6,200	883,562
Rockwell Automation, Inc.	9,300	2,658,591
Trane Technologies plc - Class A	4,400	892,804
TransDigm Group Incorporated *	3,000	2,529,390
Union Pacific Corporation	48,200	9,814,966
United Parcel Service, Inc. - Class B	21,100	3,288,857
Waste Management, Inc.	28,700	4,375,028
		112,519,362

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 21.67%
Accenture plc - Class A	19,000	$5,835,090
Adobe Inc. *	20,200	10,299,980
Advanced Micro Devices, Inc. *	46,500	4,781,130
Analog Devices, Inc.	12,000	2,101,080
Apple Inc.	610,700	104,557,947
Applied Materials, Inc.	39,400	5,454,930
Autodesk, Inc. *	8,100	1,675,971
Broadcom Inc.	12,400	10,299,192
Cisco Systems, Inc.	118,000	6,343,680
Intuit Inc.	12,000	6,131,280
Lam Research Corporation	7,200	4,512,744
Microsoft Corporation	285,500	90,146,625
NVIDIA Corporation	101,200	44,020,988
Oracle Corporation	78,000	8,261,760
Roper Technologies, Inc.	6,500	3,147,820
Salesforce, Inc. *	42,200	8,557,316
Texas Instruments Incorporated	26,500	4,213,765
		320,341,298
MATERIALS - 0.96%
Albemarle Corporation	7,300	1,241,292
Corteva, Inc.	35,200	1,800,832
DuPont de Nemours, Inc.	23,700	1,767,783
Freeport-McMoRan Inc.	56,800	2,118,072
Linde plc	19,400	7,223,590
		14,151,569
REAL ESTATE - 0.92%
American Tower Corporation	9,300	1,529,385
AvalonBay Communities, Inc.	5,100	875,874
CBRE Group, Inc. - Class A *	27,000	1,994,220
Equinix, Inc.	3,800	2,759,788
Equity Residential	15,100	886,521
Public Storage	6,400	1,686,528
Realty Income Corporation	27,600	1,378,344
SBA Communications Corporation - Class A	9,000	1,801,530
Ventas, Inc.	15,800	665,654
		13,577,844

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2023 (Unaudited) (Continued)

Description	No. of Shares	Value
UTILITIES - 2.14%
American Electric Power Company, Inc.	41,300	$3,106,586
American Water Works Company, Inc.	19,200	2,377,536
Constellation Energy Corporation	18,333	1,999,764
Dominion Energy, Inc.	33,900	1,514,313
Duke Energy Corporation	30,800	2,718,408
Exelon Corporation	81,700	3,087,443
NextEra Energy, Inc.	81,600	4,674,864
Sempra Energy	53,800	3,660,014
Southern Company (The)	81,800	5,294,096
WEC Energy Group, Inc.	22,000	1,772,100
Xcel Energy Inc.	25,000	1,430,500
		31,635,624

TOTAL EQUITY SECURITIES (cost - $1,330,877,690)		1,468,002,781

SHORT-TERM INVESTMENT - 0.63%
MONEY MARKET FUNDS - 0.63%
Fidelity Institutional Money Market Government Portfolio - Class I, 5.23% ^ (cost - $9,343,140)	9,343,140	9,343,140

TOTAL INVESTMENTS - 99.93% (cost - $1,340,220,830)		1,477,345,921

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		1,010,157

NET ASSETS - 100.00%		$1,478,356,078

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2023.
plc	Public Limited Company.